ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2012	2011
Construction costs payable	$61,350	$13,316
Customer deposits and ticket sales	72,141	42,832
Gaming tax accruals	197,577	169,576
Interest expenses payable	20,254	12,180
Interest rate swap liabilities	—	363
Land use rights payable	53,000	15,960
Operating expense and other accruals	119,584	100,161
Other gaming related accruals	24,524	19,643
Outstanding gaming chips and tokens	278,167	187,978
Payables for acquisition of assets and liabilities (Note 22(b))	24,244	26,710

	$850,841	$588,719

In connection with the signing of the City of Dreams Project Facility in September 2007, Melco Crown Macau entered into floating-for-fixed interest rate swap agreements to limit its exposure to interest rate risk. Under the interest rate swap agreements, Melco Crown Macau paid a fixed interest rate ranging from 1.96% to 4.74% per annum of the notional amount, and received variable interest which was based on the applicable Hong Kong Interbank Offered Rate (“HIBOR”) for each of the payment date. As of December 31, 2011, the notional amounts of the outstanding interest rate swap agreements amounted to $127,892. All interest rate swap agreements expired as of December 31, 2012.

Before the amendment of the City of Dreams Project Facility on June 30, 2011 as disclosed in Note 11, these interest rate swap agreements were expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there was no impact on the consolidated statements of operations from changes in the fair value of the hedging instruments. Instead the fair value of the instruments were recorded as assets or liabilities on the consolidated balance sheets, with an offsetting adjustment to the accumulated other comprehensive loss until the hedged interest expenses were recognized in the consolidated statements of operations.

Immediately after the amendment of the City of Dreams Project Facility on June 30, 2011, the interest rate swap agreements no longer qualified for hedge accounting. Accordingly, the Group reclassified the accumulated losses of $4,310 recognized in accumulated other comprehensive losses prior to the discontinuance of hedge accounting to the consolidated statements of operations. The subsequent changes in fair value of the interest rate swap agreements were recognized in the consolidated statements of operations. As of December 31, 2011, the interest rate swap liabilities of $363 represented the fair values of interest rate swap agreements.